Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other Income and Expenses [Abstract]
Gain on disposal of property, plant and equipment	$ 5	$ 0	$ 0
Gain on disposal of intangible assets	0	0	79
Gain from deregistration of subsidiaries			(22)
Other gains	103	342	453
Other income, net	$ 108	$ 342	$ 554